Unaudited Condensed Consolidated and Combined of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash Flows from Operating Activities
Net income (loss)	$ 70.1	$ (149.2)
Adjustments to Reconcile Net Income (Loss) to Cash Flows from Operating Activities:
Depreciation and amortization	222.3	231.3
Change in deferred income taxes	12.6	(7.0)
Stock-based compensation expense	20.2	18.7
Asset impairment charges	102.5	43.8
Gain on sale of assets	0.0	(16.0)
Other changes in operating assets and liabilities, net of acquisitions and divestitures	(83.4)	42.7
Other non-cash operating activities, net	3.5	2.8
Net Cash Provided by Operating Activities	347.8	167.1
Cash Flows from Investing Activities
Net purchases of property and equipment	(74.3)	(31.7)
Cash paid for acquisitions, net of cash acquired	0.0	(882.1)
Other investing activities, net	(4.6)	(15.3)
Net Cash Used for Investing Activities	(78.9)	(929.1)
Cash Flows from Financing Activities
Proceeds from issuance of long-term debt (Note 8)	2,477.7	0.0
Proceeds from issuance of common stock (Note 1)	1,659.7	0.0
Consideration paid to Lilly in connection with the Separation (Note 1)	(3,559.1)	0.0
Other financing activities, net	(3.7)	(0.5)
Other net transactions with Lilly	(247.4)	844.0
Net Cash Provided by Financing Activities	327.2	843.5
Effect of exchange rate changes on cash and cash equivalents	15.4	3.3
Net increase in cash, cash equivalents and restricted cash	611.5	84.8
Cash, cash equivalents and restricted cash at beginning of period	323.4	258.8
Cash, cash equivalents and restricted cash at end of period	934.9	343.6
Cash, cash equivalents and restricted cash at end of period	$ 323.4	$ 258.8